Commitments And Contingencies (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Mr. Oded Bashan [Member] USD ($)	Dec. 31, 2012 Mr. Ohad Bashan [Member] USD ($)	Dec. 31, 2012 Director [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Loss Contingencies [Line Items]
Percentage of sales paid as royalties	3.50%	3.50%
Grants received, net royalties	$ 4,000
Royalties paid or accrued	375		512	250
Provision for employment agreement					2,272	2,447	133
Rent expense	554		625	1,143
Short term deposits pledged as security	5,700
Guarantees to third parties	4,881
Guarantees expiration date								2015-07	2013-02
Lawsuit, damages sought	$ 375	1,400